Significant Accounting Policies: Research and Development (Policies)	12 Months Ended
Mar. 31, 2013
Policies
Research and Development

Research and Development

All costs associated with research and development are expensed when incurred.  Costs incurred for research and development were $315,045 and $164,400 for the years ended March 31, 2013 and 2012 respectively.